UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: June 30, 2005
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  August 03, 2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $44,225

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER A          COM              008190100     1662    32525 SH       SOLE                     4500             28025
AMERICAN CAPITAL STRAT COM     COM              024937104     1431    39625 SH       SOLE                     4400             35225
ANADARKO PETROLEUM             COM              032511107      953    11597 SH       SOLE                     1500             10097
ARTHROCARE CORP COM            COM              043136100      592    16945 SH       SOLE                     2500             14445
AUTOMATIC DATA PROCESSING INC  COM              053015103      201     4800 SH       SOLE                                       4800
AVERY DENNISON CORP            COM              053611109      837    15800 SH       SOLE                     2000             13800
BANK AMERICA CORP NEW          COM              060505104      269     5906 SH       SOLE                                       5906
BURLINGTON RESOURCES           COM              122014103     1023    18527 SH       SOLE                     4000             14527
CELGENE                        COM              151020104     1216    29875 SH       SOLE                     4000             25875
CENDANT CORP COM               COM              151313103     1011    45175 SH       SOLE                     6000             39175
CHEVRON CORP COM               COM              166764100      587    10500 SH       SOLE                                      10500
CISCO SYS INC COM              COM              17275R102      515    26975 SH       SOLE                     5000             21975
CITIGROUP INC                  COM              172967101     1734    37504 SH       SOLE                     4879             32625
CRAY INC COM                   COM              225223106      170   136800 SH       SOLE                    20000            116800
D R HORTON INC COM             COM              23331A109     1025    27260 SH       SOLE                     3600             23660
DEVON ENERGY CORP COM          COM              25179M103     1994    39350 SH       SOLE                     3000             36350
DOLLAR GEN CORP COM            COM              256669102      947    46495 SH       SOLE                     5500             40995
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      225     4900 SH       SOLE                                       4900
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     1293    90425 SH       SOLE                     9000             81425
GENERAL ELECTRIC CO            COM              369604103     1994    57557 SH       SOLE                     7000             50557
HOME DEPOT                     COM              437076102      598    15375 SH       SOLE                                      15375
IBM CORP                       COM              459200101     1271    17124 SH       SOLE                     2400             14724
INVITROGEN CORP COM            COM              46185R100      860    10325 SH       SOLE                     1600              8725
ISTAR FINL INC COM             COM              45031U101      504    12125 SH       SOLE                                      12125
KINETIC CONCEPTS INC COM NEW   COM              49460W208      420     7005 SH       SOLE                     1200              5805
LOWES COS INC COM              COM              548661107      677    11625 SH       SOLE                     2400              9225
MEDTRONIC                      COM              585055106     1994    38500 SH       SOLE                     5600             32900
MICROSOFT CORP                 COM              594918104     1750    70455 SH       SOLE                    10700             59755
NEW YORK CMNTY BANCORP COM     COM              649445103      183    10115 SH       SOLE                                      10115
NEXTEL COMMUNICATIONS CL A     COM              65332V103     1624    50275 SH       SOLE                     7500             42775
PATTERSON COMPANIES COM        COM              703395103      757    16800 SH       SOLE                     2800             14000
PAYCHEX INC                    COM              704326107     2071    63669 SH       SOLE                     5000             58669
PETSMART INC COM               COM              716768106      928    30575 SH       SOLE                     5000             25575
PFIZER INC                     COM              717081103     2340    84829 SH       SOLE                    10720             74109
PROCTOR & GAMBLE               COM              742718109      245     4650 SH       SOLE                                       4650
SCHEIN HENRY INC COM           COM              806407102      221     5320 SH       SOLE                                       5320
SOVEREIGN BANCORP INC COM      COM              845905108      504    22550 SH       SOLE                     5000             17550
STERICYCLE INC COM             COM              858912108     1050    20875 SH       SOLE                     3000             17875
SUNGARD DATA SYSTEMS           COM              867363103     1434    40775 SH       SOLE                     3800             36975
SYSCO CORP COM                 COM              871829107     1111    30700 SH       SOLE                     4000             26700
UNITEDHEALTH GROUP INC COM     COM              91324P102     1192    22860 SH       SOLE                     3600             19260
WAL-MART STORES INC            COM              931142103     1940    40250 SH       SOLE                     5400             34850
WASTE CONNECTIONS INC COM      COM              941053100      871    23350 SH       SOLE                     4500             18850